UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-04258

The Value Line Convertible Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: April 30

Date of reporting period: July 31, 2011

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 7/31/11 is included with this Form.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)	July 31, 2011

Principal Amount		Value
CONVERTIBLE CORPORATE BONDS & NOTES (77.2%)

	BASIC MATERIALS (3.3%)
$100,000	Allegheny Technologies, Inc., Convertible Fixed, 4.25%, 6/1/14	$154,500
100,000	ArcelorMittal, Senior Notes, 5.00%, 5/15/14	129,375
100,000	Newmont Mining Corp., Senior Notes Convertible, 3.00%, 2/15/12	123,875
350,000	Steel Dynamics, Inc., 5.13%, 6/15/14	412,563
		820,313

	COMMUNICATIONS (6.4%)
350,000	Anixter International, Inc., Senior Notes, 1.00%, 2/15/13	403,375
300,000	Equinix, Inc., Convertible Fixed, 4.75%, 6/15/16	433,875
150,000	Interpublic Group of Cos., Inc., Senior Notes, 4.25%, 3/15/23	156,375
150,000	Powerwave Technologies, Inc., Convertible Subordinated Notes, 3.88%, 10/1/27	132,750
300,000	Time Warner Telecom, Inc., Senior Debentures, 2.38%, 4/1/26	361,125
100,000	VeriSign, Inc., Jr. Subordinated Debentures, 3.25%, 8/15/37 (1)	110,000
		1,597,500

	CONSUMER, CYCLICAL (7.1%)
100,000	AMR Corp., 6.25%, 10/15/14	86,375
100,000	ArvinMeritor, Inc., Senior Notes Convertible, 4.00%, 2/15/27	88,875
200,000	Charming Shoppes, Inc., Convertible Fixed, 1.13%, 5/1/14	179,250
150,000	Home Inns & Hotels Management, Inc., Senior Notes, 2.00%, 12/15/15 (1)	148,875
200,000	International Game Technology, 3.25%, 5/1/14	243,750
150,000	Lennar Corp., Senior Notes, 2.75%, 12/15/20 (1)	159,188
200,000	MGM Resorts International, Guaranteed Senior Notes, 4.25%, 4/15/15	227,250
200,000	Morgans Hotel Group Co., Convertible Fixed, 2.38%, 10/15/14	173,750
100,000	Navistar International Corp., 3.00%, 10/15/14	122,500
200,000	Saks, Inc., Senior Notes Convertible, 2.00%, 3/15/24	209,250
100,000	Sonic Automotive, Inc., Convertible Fixed, 5.00%, 10/1/29	137,000
		1,776,063

	CONSUMER, NON-CYCLICAL (17.5%)
250,000	Alliance Data Systems Corp., Fixed, 1.75%, 8/1/13	329,062

Principal Amount		Value
$300,000	Amylin Pharmaceuticals, Inc., Senior Notes, 3.00%, 6/15/14	$278,625
100,000	Archer-Daniels-Midland Co., Senior Notes, 0.88%, 2/15/14	104,875
350,000	Avis Budget Group, Inc., Convertible Fixed, 3.50%, 10/1/14	414,312
150,000	Dendreon Corp., 2.88%, 1/15/16	160,500
100,000	Endo Pharmaceuticals Holdings, Inc., Convertible Fixed, 1.75%, 4/15/15	137,125
200,000	Gilead Sciences, Inc., Senior Notes, 0.63%, 5/1/13	241,750
100,000	Gilead Sciences, Inc., Convertible Fixed, 1.63%, 5/1/16 (1)	117,250
200,000	Greatbatch, Inc., Convertible Fixed, 2.25%, 6/15/13	200,000
200,000	Hologic, Inc.,, Senior Notes, 2.00%, 12/15/37 (2)	192,250
300,000	Insulet Corp., 3.75%, 6/15/16	304,125
150,000	Life Technologies Corp., Senior Notes, 1.50%, 2/15/24	159,188
250,000	LifePoint Hospitals, Inc., Senior Subordinated Debentures, 3.25%, 8/15/25	255,625
200,000	Medicis Pharmaceutical Corp., Contingent Senior Notes Convertible, 2.50%, 6/4/32	263,750
250,000	Mylan, Inc., Senior Notes, 1.25%, 3/15/12	263,750
150,000	NuVasive, Inc., Convertible Fixed, 2.25%, 3/15/13	151,500
123,000	Salix Pharmaceuticals Ltd., 2.75%, 5/15/15	139,144
300,000	Smithfield Foods, Inc., Senior Notes, 4.00%, 6/30/13	351,375
200,000	Spartan Stores, Inc., Senior Notes, 3.38%, 5/15/27	194,500
50,000	United Rentals, Inc., Convertible Fixed, 4.00%, 11/15/15	109,250
		4,367,956

	ENERGY (9.7%)
150,000	Alpha Natural Resources, Inc., Senior Notes, 2.38%, 4/15/15	172,875
250,000	Bill Barrett Corp., Guaranteed Senior Notes, 5.00%, 3/15/28	256,875
100,000	Cameron International Corp., Senior Debentures, 2.50%, 6/15/26	155,875
250,000	Chesapeake Energy Corp., 2.50%, 5/15/37	275,625
250,000	Goodrich Petroleum Corp., 5.00%, 10/1/29	248,125
300,000	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25	302,250
250,000	Hornbeck Offshore Services, Inc., 1.63%, 11/15/26 (2)	240,325
300,000	Peabody Energy Corp., 4.75%, 12/15/41	366,375
250,000	SESI LLC, Guaranteed Senior Notes, 1.50%, 12/15/26 (2)	260,937

 1

Value Line Convertible Fund, Inc.

July 31, 2011

Principal Amount		Value
$100,000	St. Mary Land & Exploration Co., Senior Notes, 3.50%, 4/1/27	$143,125
		2,422,387
	FINANCIAL (7.5%)
150,000	American Equity Investment Life Holding Co., Convertible Fixed, 3.50%, 9/15/15 (1)	169,688
150,000	Digital Realty Trust LP, Fx, 5.50%, 4/15/29 (1)	225,281
300,000	Forest City Enterprises, Inc. 4.25%, 8/15/18 (1)	311,250
200,000	Jefferies Group, Inc., Convertible Fixed, 3.88%, 11/1/29	197,250
200,000	MF Global Holdings, Ltd., Senior Notes, 1.88%, 2/1/16	195,250
200,000	NASDAQ OMX Group, Inc. (The), Senior Notes, 2.50%, 8/15/13	202,000
100,000	ProLogis, 3.25%, 3/15/15	115,500
200,000	SL Green Operating Partnership LP, Convertible Fixed, 3.00%, 10/15/17 (1)	229,000
200,000	Tower Group, Inc., 5.00%, 9/15/14 (1)	214,500
		1,859,719
	INDUSTRIAL (14.6%)
250,000	AAR Corp., 1.75%, 2/1/26	288,437
100,000	AGCO Corp., Senior Subordinated Notes, 1.25%, 12/15/36	128,875
150,000	Alliant Techsystems, Inc., 3.00%, 8/15/24	162,563
100,000	Altra Holdings, Inc., 2.75%, 3/1/31 (1)	103,500
250,000	Bristow Group, Inc., 3.00%, 6/15/38	255,625
200,000	DryShips, Inc., Convertible Fixed, 5.00%, 12/1/14	167,750
200,000	EnerSys, Senior Notes, 3.38%, 6/1/38 (2)	218,000
100,000	FEI Co., Subordinated Notes Convertible, 2.88%, 6/1/13	126,000
250,000	Itron, Inc., Senior Subordinated Notes, 2.50%, 8/1/26	249,375
300,000	MasTec, Inc., Convertible Fixed, 4.00%, 6/15/14	450,000
350,000	Orbital Sciences Corp., Senior Subordinated Notes, 2.44%, 1/15/27	364,437
100,000	Suntech Power Holdings Co. Ltd., Senior Notes, 3.00%, 3/15/13 (1)	82,000
300,000	Tech Data Corp., Senior Debentures, 2.75%, 12/15/26	308,250
300,000	Trinity Industries, Inc. Subordinated Notes, 3.88%, 6/1/36	297,000
100,000	Triumph Group, Inc., Senior Subordinated Notes Convertible, 2.63%, 10/1/26	197,750

Principal Amount		Value
$200,000	TTM Technologies, Inc., Senior Notes, 3.25%, 5/15/15	$234,250
		3,633,812
	TECHNOLOGY (11.1%)
250,000	CACI International, Inc., 2.13%, 5/1/14	301,875
350,000	CSG Systems International, Inc., 3.00%, 3/1/17 (1)	348,688
200,000	DST Systems, Inc., Convertible, 4.13%, 8/15/23 (3)	235,750
100,000	EMC Corp., Senior Notes Convertible, 1.75%, 12/1/13	166,625
150,000	Intel Corp., Junior Subordinated Notes, 3.25%, 8/1/39	177,750
200,000	Lam Research Corp., 1.25%, 5/15/18 (1)	191,750
350,000	ON Semiconductor Corp., Senior Subordinated Notes, 2.63%, 12/15/26	388,062
150,000	RightNow Technologies, Inc., Convertible Fixed, 2.50%, 11/15/30 (1)	194,250
200,000	Rovi Corp., Senior Notes, 2.63%, 2/15/40	258,000
150,000	SanDisk Corp., 1.50%, 8/15/17	161,625
100,000	VeriFone Systems, Inc., Senior Notes, 1.38%, 6/15/12	110,125
200,000	Xilinx, Inc., Senior Notes, 2.63%, 6/15/17	246,500
		2,781,000
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES
	(Cost $18,697,674) (77.2%)	19,258,750
CONVERTIBLE PREFERRED STOCKS (14.3%)

Shares		Value
	CONSUMER DISCRETIONARY (2.6%)
6,000	General Motors Co. Convertible Fixed, Series B	277,260
7,000	Goodyear Tire & Rubber Co. (The), 5.88%	377,860
		655,120
	ENERGY (1.6%)
6,000	Apache Corp. 6.00%	390,840
	FINANCIALS (10.0%)
7,000	Wintrust Financial Corp., 7.50%	386,750
250	Huntington Bancshares, Inc., 8.50%	285,000
2,000	KeyCorp 7.75%	222,740
6,000	UBS AG, Convertible Fixed, 6.75%	247,500
6,000	AMG Capital Trust II, Convertible Fixed, 5.15%	255,750
4,000	MetLife, Inc., 5.00%	311,760
250	Wells Fargo & Co. Series L, 7.50%	265,425
2,500	Citigroup, Inc., 7.50%	280,375

2

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
10,000	Hartford Financial Services Group, Inc. (The), 7.25%	$238,000
		2,493,300

	HEALTH CARE (0.1%)
1,800	National Healthcare Corp. Series A, 0.80%	27,900

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $3,528,509) (14.3%)	3,567,160

COMMON STOCKS (5.2%)

	CONSUMER DISCRETIONARY (1.0%)
500	Bed Bath & Beyond, Inc. *	29,245
500	Coinstar, Inc. *	24,430
500	Fossil, Inc. *	62,835
500	Genuine Parts Co.	26,580
500	Life Time Fitness, Inc. *	20,880
500	Signet Jewelers Ltd. *	21,420
400	Wynn Resorts Ltd.	61,472
		246,862

	CONSUMER STAPLES (0.4%)
1,000	Bunge Ltd.	68,810
500	Herbalife Ltd.	27,860
		96,670

	ENERGY (0.9%)
250	Halliburton Co.	13,682
400	Rosetta Resources, Inc. *	20,708
2,000	Schlumberger Ltd.	180,740
		215,130

	FINANCIALS (0.6%)
500	Affiliated Managers Group, Inc. *	52,165
500	ProAssurance Corp. *	34,825
750	Stifel Financial Corp. *	28,470
500	T. Rowe Price Group, Inc.	28,400
		143,860

	HEALTH CARE (0.4%)
300	Mettler-Toledo International, Inc. *	46,443
500	UnitedHealth Group, Inc.	24,815
500	WellPoint, Inc.	33,775
		105,033

	INDUSTRIALS (0.7%)
1,000	Ceradyne, Inc. *	32,410
500	Chicago Bridge & Iron Co. N.V.	20,625
500	Clean Harbors, Inc. *	26,375
500	Fluor Corp.	31,765
500	Union Pacific Corp.	51,240
1	United Continental Holdings, Inc. *	18
500	Woodward Inc.	17,250
		179,683

Shares		Value
	INFORMATION TECHNOLOGY (0.3%)
500	Cognizant Technology Solutions Corp. Class A *	$34,935
250	Netgear, Inc. *	8,228
500	TIBCO Software, Inc. *	13,020
500	Wright Express Corp. *	24,600
		80,783

	MATERIALS (0.8%)
400	CF Industries Holdings, Inc.	62,128
500	Cytec Industries, Inc.	28,000
500	FMC Corp.	43,785
1,000	Rockwood Holdings, Inc. *	60,470
		194,383

	UTILITIES (0.1%)
500	Oneok, Inc.	36,395

	TOTAL COMMON STOCKS
	(Cost $1,162,254) (5.2%)	1,298,799
	TOTAL INVESTMENT SECURITIES (96.7%)
	(Cost $23,388,437)	24,124,709
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (3.3%)		820,647
NET ASSETS (4) (100%)		$24,945,356
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($24,945,356 ÷ 2,070,637 shares outstanding)		$12.05

*	Non-income producing.
(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	Step Bond - The rate shown is as of July 31, 2011 and will reset at a future date.
(3)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2011.
(4)
For federal income tax purposes, the aggregate cost was $23,388,389, aggregate gross unrealized appreciation was $1,374,231, aggregate gross unrealized depreciation was $637,911 and the net unrealized appreciation was $736,320.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Convertible Corporate Bonds & Notes	$0	$19,258,750	$0	$19,258,750
Common Stocks	1,298,799	0	0	1,298,799
Convertible Preferred Stock	2,677,160	890,000	0	3,567,160
Total Investments in Securities	$3,975,959	$20,148,750	$0	$24,124,709

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended July 31, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended July 31, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2.  Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	September 29, 2011